Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments in the following five years are as follows (in thousands):

2022	$9,068
2023	8,783
2024	8,587
2025	8,451
2026	7,936
Thereafter	53,940

Total	$96,765